UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     April 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $94,466 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1042    23300 SH       SOLE                    23300        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2017    32000 SH       SOLE                    32000        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      273    16700 SH       SOLE                    16700        0        0
AVALONBAY CMNTYS INC           COM              053484101     5315    37600 SH       SOLE                    37600        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1746    92000 SH       SOLE                    92000        0        0
BOSTON PROPERTIES INC          COM              101121101    11323   107850 SH       SOLE                   107850        0        0
CBL & ASSOC PPTYS INC          COM              124830100     6319   334000 SH       SOLE                   334000        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301     3807   370000 SH       SOLE                   370000        0        0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      122     5000 SH       SOLE                     5000        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      865    12400 SH       SOLE                    12400        0        0
EQUITY ONE                     COM              294752100     1430    70700 SH       SOLE                    70700        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     7433   118700 SH       SOLE                   118700        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     6219   216000 SH       SOLE                   216000        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     6804    70300 SH       SOLE                    70300        0        0
HEALTH CARE REIT INC           COM              42217K106     5683   103400 SH       SOLE                   103400        0        0
HIGHWOODS PPTYS INC            COM              431284108     1796    53900 SH       SOLE                    53900        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     1143    32000 SH       SOLE                    32000        0        0
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     2332   131400 SH       SOLE                   131400        0        0
PROLOGIS INC                   COM              74340W103     5068   140700 SH       SOLE                   140700        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      666    55300 SH       SOLE                    55300        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     2468   253400 SH       SOLE                   253400        0        0
TAUBMAN CTRS INC               COM              876664103    10096   138400 SH       SOLE                   138400        0        0
UDR INC                        COM              902653104     2345    87800 SH       SOLE                    87800        0        0
VENTAS INC                     COM              92276F100     8154   142800 SH       SOLE                   142800        0        0